Related Party Transactions (Details) - Schedule of Accounts Receivable - Related Parties - USD ($)		6 Months Ended
		Mar. 31, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Subtotal		$ 291,883	$ 253,473
Less: allowance for doubtful accounts
Total accounts receivable, net - related parties		$ 291,883	253,473
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	[1]	An entity controlled by the CEO
Subtotal		$ 210,317	162,024
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship		An entity controlled by the CEO
Subtotal		$ 70,782	55,187
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship		An entity controlled by the CEO
Subtotal		$ 1,520	1,468
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship		An entity controlled by the CEO
Subtotal		$ 9,264	$ 34,794

[1]	As of March 31, 2023, the balance due from a related party, Zhongjin Kanglu, was $4,835,861. During the six months ended March 31, 2023, as a business collaboration, the Company made advances to Zhongjin Kanglu in the amount of $4,804,800 (RMB33.0 million) as for its temporary working capital needs during the normal course of business. As of the date of this report, the $4,804,800 advance made to Zhongjin Kanglu has been fully collected. The Company expects to make no such advances to its related parties in the future.